Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
October 31, 2021
DGF-NPRT1-1221
1.809095.118
Common Stocks - 100.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	149,900	9,215
Deutsche Telekom AG	1,100,600	20,468
		29,683
Entertainment - 2.3%
Activision Blizzard, Inc.	580,200	45,366
Electronic Arts, Inc.	221,900	31,121
The Walt Disney Co. (b)	490,900	82,996
		159,483
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (b)	30,500	90,308
Meta Platforms, Inc. Class A (b)	226,600	73,321
		163,629
Media - 1.6%
Comcast Corp. Class A	1,575,792	81,043
Interpublic Group of Companies, Inc.	759,900	27,790
		108,833
TOTAL COMMUNICATION SERVICES		461,628
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.3%
General Motors Co. (b)	416,900	22,692
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	754,608	26,498
Churchill Downs, Inc.	255,700	58,811
Domino's Pizza, Inc.	52,500	25,671
Hilton Worldwide Holdings, Inc. (b)	191,800	27,610
Marriott International, Inc. Class A (b)	180,500	28,884
Restaurant Brands International, Inc. (c)	670,600	37,983
Starbucks Corp.	800	85
		205,542
Household Durables - 1.9%
Lennar Corp. Class A	493,800	49,345
Sony Group Corp.	367,200	42,520
Whirlpool Corp.	200,600	42,292
		134,157
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	439,700	33,734
Multiline Retail - 1.6%
Dollar General Corp.	412,400	91,355
Target Corp.	66,500	17,265
		108,620
Specialty Retail - 2.0%
American Eagle Outfitters, Inc.	3,700	88
Camping World Holdings, Inc. (c)	1,442,100	53,718
Lowe's Companies, Inc.	295,400	69,070
Williams-Sonoma, Inc.	69,800	12,964
		135,840
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	113,800	37,269
PVH Corp.	341,801	37,369
Tapestry, Inc.	1,204,800	46,963
		121,601
TOTAL CONSUMER DISCRETIONARY		762,186
CONSUMER STAPLES - 5.3%
Beverages - 2.4%
Diageo PLC	811,378	40,367
Keurig Dr. Pepper, Inc.	1,638,200	59,123
The Coca-Cola Co.	1,103,500	62,204
		161,694
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (b)	360,000	21,038
Household Products - 1.1%
Energizer Holdings, Inc. (c)	353,000	12,874
Spectrum Brands Holdings, Inc.	674,875	63,270
		76,144
Tobacco - 1.5%
Altria Group, Inc.	975,614	43,034
Swedish Match Co. AB	6,635,000	58,392
		101,426
TOTAL CONSUMER STAPLES		360,302
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cameco Corp.	817,200	19,858
Canadian Natural Resources Ltd.	964,200	40,980
Enterprise Products Partners LP	1,834,500	41,606
Exxon Mobil Corp.	1,494,897	96,376
Reliance Industries Ltd. sponsored GDR (a)	1,308,000	88,944
Tourmaline Oil Corp.	1,806,600	65,295
		353,059
FINANCIALS - 11.7%
Banks - 4.7%
Bank of America Corp.	2,499,417	119,422
PNC Financial Services Group, Inc.	171,700	36,234
Wells Fargo & Co.	3,191,793	163,292
		318,948
Capital Markets - 3.8%
Apollo Global Management LLC Class A (c)	737,200	56,728
BlackRock, Inc. Class A	74,700	70,476
Brookfield Asset Management, Inc. Class A	466,800	28,190
Coinbase Global, Inc. (b)(c)	51,100	16,322
Intercontinental Exchange, Inc.	632,500	87,576
		259,292
Consumer Finance - 1.0%
American Express Co.	65,800	11,435
Capital One Financial Corp.	44,600	6,736
Discover Financial Services	476,400	53,986
		72,157
Insurance - 2.2%
Arthur J. Gallagher & Co.	444,600	74,546
Brookfield Asset Management Reinsurance Partners Ltd.	2,825	174
The Travelers Companies, Inc.	455,900	73,345
		148,065
TOTAL FINANCIALS		798,462
HEALTH CARE - 11.8%
Biotechnology - 0.3%
AbbVie, Inc.	156,800	17,980
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (b)	550,500	23,743
Health Care Providers & Services - 4.2%
Cigna Corp.	322,900	68,975
CVS Health Corp.	330,900	29,543
Humana, Inc.	151,900	70,354
UnitedHealth Group, Inc.	252,306	116,179
		285,051
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	144,800	91,669
Pharmaceuticals - 5.7%
AstraZeneca PLC (United Kingdom)	370,400	46,338
Bristol-Myers Squibb Co.	1,371,400	80,090
Eli Lilly & Co.	314,600	80,147
Merck KGaA	244,600	57,739
Pfizer, Inc.	237,900	10,406
Roche Holding AG (participation certificate)	154,650	59,911
UCB SA	472,400	56,302
		390,933
TOTAL HEALTH CARE		809,376
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.6%
Airbus Group NV (b)	351,500	45,091
HEICO Corp. Class A	71,551	8,993
The Boeing Co. (b)	262,700	54,387
		108,471
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	101,700	21,710
Airlines - 0.2%
Copa Holdings SA Class A (b)	152,000	11,242
Commercial Services & Supplies - 1.2%
GFL Environmental, Inc. (c)	2,006,500	82,507
Electrical Equipment - 0.2%
AMETEK, Inc.	115,900	15,345
Industrial Conglomerates - 2.5%
General Electric Co.	1,203,050	126,164
Hitachi Ltd.	515,400	29,700
Roper Technologies, Inc.	25,400	12,392
		168,256
Machinery - 2.6%
Allison Transmission Holdings, Inc.	1,579,721	52,699
Cummins, Inc.	55,100	13,215
Deere & Co.	99,800	34,163
Fortive Corp.	273,400	20,699
PACCAR, Inc.	289,000	25,900
Toro Co.	364,000	34,751
		181,427
Professional Services - 1.0%
Equifax, Inc.	122,300	33,930
IHS Markit Ltd.	277,900	36,327
		70,257
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	681,300	52,733
TFI International, Inc. (Canada)	484,100	53,679
		106,412
Trading Companies & Distributors - 0.0%
Watsco, Inc.	12,500	3,620
TOTAL INDUSTRIALS		769,247
INFORMATION TECHNOLOGY - 27.6%
Electronic Equipment & Components - 0.0%
Vontier Corp.	6,702	227
IT Services - 5.2%
Amadeus IT Holding SA Class A (b)	283,000	18,922
DXC Technology Co. (b)	989,900	32,241
Fidelity National Information Services, Inc.	369,700	40,941
Genpact Ltd.	1,425,000	70,324
Global Payments, Inc.	115,600	16,530
MasterCard, Inc. Class A	119,200	39,994
Visa, Inc. Class A	653,900	138,476
		357,428
Semiconductors & Semiconductor Equipment - 7.0%
Broadcom, Inc.	177,100	94,159
KLA Corp.	115,900	43,203
Lam Research Corp.	73,400	41,366
Marvell Technology, Inc.	1,126,400	77,158
Microchip Technology, Inc.	215,400	15,959
NVIDIA Corp.	533,200	136,323
NXP Semiconductors NV	131,000	26,313
Qualcomm, Inc.	67,700	9,007
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	81,700	9,289
Teradyne, Inc.	25,600	3,539
Universal Display Corp.	117,500	21,526
		477,842
Software - 12.0%
Intuit, Inc.	159,600	99,908
Microsoft Corp.	1,890,200	626,827
SAP SE	186,000	26,935
SS&C Technologies Holdings, Inc.	615,100	48,882
Temenos Group AG	130,370	19,913
		822,465
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	1,202,572	180,145
Samsung Electronics Co. Ltd.	907,050	54,030
		234,175
TOTAL INFORMATION TECHNOLOGY		1,892,137
MATERIALS - 2.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	16,167	4,847
Valvoline, Inc.	1,182,300	40,151
		44,998
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	608,925	14,416
Freeport-McMoRan, Inc.	1,097,800	41,409
Glencore Xstrata PLC	8,933,900	44,675
Vale SA sponsored ADR	1,098,700	13,986
		114,486
TOTAL MATERIALS		159,484
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	193,000	54,420
CoreSite Realty Corp.	172,200	24,532
Digital Realty Trust, Inc.	199,100	31,420
Four Corners Property Trust, Inc.	428,400	12,424
Public Storage	33,100	10,995
Simon Property Group, Inc.	479,000	70,212
The Macerich Co. (c)	2,182,600	39,483
		243,486
UTILITIES - 3.5%
Electric Utilities - 1.7%
Edison International	697,400	43,887
Exelon Corp.	711,200	37,829
Southern Co.	523,300	32,612
		114,328
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	294,100	25,381
The AES Corp.	1,927,000	48,426
Vistra Corp.	805,300	15,776
		89,583
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,237,800	32,232
TOTAL UTILITIES		236,143
TOTAL COMMON STOCKS (Cost $4,891,243)		6,845,510

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (d)	9,027,392	9,029
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	144,769,646	144,784
TOTAL MONEY MARKET FUNDS (Cost $153,813)		153,813

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $5,045,056)	6,999,323
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(150,132)
NET ASSETS - 100.0%	6,849,191

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,159,000 or 1.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,046	81,995	76,012	1	-	-	9,029	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	62,875	321,445	239,536	25	-	-	144,784	0.4%
Total	65,921	403,440	315,548	26	-	-	153,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.